GUARANTOR FINANCIAL INFORMATION - Statements of Income and Comprehensive Income - 10K (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended				12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Net sales	$ 488.9	$ 521.9	$ 471.5	$ 482.4	$ 438.5	$ 501.0	$ 472.3	$ 497.9	$ 469.8	$ 928.5		$ 920.9		$ 1,914.3		$ 1,941.0		$ 1,494.7
Cost of sales	171.5			161.3						325.4		303.6		667.8		668.3		545.1
Gross profit	317.4	325.5	303.7	321.1	296.2	328.0	307.7	330.7	306.3	603.1		617.3		1,246.5		1,272.7		949.6
Selling, general and administrative expenses	256.8			256.9						502.6		503.8		993.5		999.7		723.6
Acquisition and integration costs	5.5			4.7						6.0		5.9		8.0		6.4		25.4
Restructuring charges and other, net	0.5			(3.6)						1.8		(3.1)		10.5		21.3		3.5
Goodwill impairment charge		9.7												9.7		0.0		0.0
Operating income	54.6			63.1						92.7		110.7		224.8		245.3		197.1
Intercompany interest, net	0.0			0.0						0.0		0.0
Interest expense	20.9			20.5						41.9		40.5		83.3		84.4		78.6
Amortization of debt issuance costs	1.4			1.4						2.9		2.8	[1]	5.7		5.5		3.5
Loss on early extinguishment of debt									1.9					0.0		2.0		29.7
Foreign currency losses (gains), net	8.5			(7.9)						5.1		8.0		15.7		25.0		3.7
Miscellaneous, net	0.2			0.2						0.5		0.2		0.4		1.2		1.0
Other expenses, net	31.0			14.2						50.4		51.5		105.1		118.1		116.5
Income from continuing operations before income taxes	23.6			48.9						42.3		59.2		119.7		127.2		80.6
Provision for income taxes	11.8			21.4						17.9		31.0		54.4		81.2		48.6
Income from continuing operations, net of taxes	11.8	27.7	9.4	27.5	0.7	4.1	15.8	15.9	10.2	24.4		28.2		65.3		46.0		32.0
(Loss) income from discontinued operations, net of taxes	(2.5)	(1.4)	(1.7)	0.0	(0.1)	0.4	0.4	3.7	(3.2)	(2.1)		(0.1)		(3.2)		1.3		(30.4)
Equity in income (loss) of subsidiaries	0.0			0.0						0.0		0.0
Net income	9.3	$ 26.3	$ 7.7	27.5	$ 0.6	$ 4.5	$ 16.2	$ 19.6	$ 7.0	22.3		28.1	[1]	62.1		47.3		1.6
Other comprehensive (loss) income	4.8			2.5						8.4	[2]	(11.1)		(2.1)	[3]	(93.4)	[3]	58.4
Total comprehensive income (loss)	14.1			30.0						30.7		17.0		60.0		(46.1)		60.0
Products Corporation [Member]
Condensed Income Statements, Captions [Line Items]
Net sales														1,049.4		1,001.1		972.8
Cost of sales														466.0		430.5		438.4
Gross profit														583.4		570.6		534.4
Selling, general and administrative expenses														495.0		466.6		418.1
Acquisition and integration costs														7.1		6.4		24.2
Restructuring charges and other, net														6.6		2.9		0.0
Goodwill impairment charge														9.7
Operating income														65.0		94.7		92.1
Intercompany interest, net														(8.2)		(8.0)		(0.8)
Interest expense														82.5		83.6		72.9
Amortization of debt issuance costs														5.7		5.5		3.5
Loss on early extinguishment of debt																2.0		29.7
Foreign currency losses (gains), net														0.4		(3.1)		3.2
Miscellaneous, net														(54.2)		(48.0)		(2.4)
Other expenses, net														26.2		32.0		106.1
Income from continuing operations before income taxes														38.8		62.7		(14.0)
Provision for income taxes														16.0		85.8		39.9
Income from continuing operations, net of taxes														22.8		(23.1)		(53.9)
(Loss) income from discontinued operations, net of taxes														0.0		0.2		0.3
Equity in income (loss) of subsidiaries														39.3		70.2		55.2
Net income														62.1		47.3		1.6
Other comprehensive (loss) income														(2.1)		(93.4)		58.4
Total comprehensive income (loss)														60.0		(46.1)		60.0
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales														340.4		356.8		90.5
Cost of sales														129.4		146.9		45.6
Gross profit														211.0		209.9		44.9
Selling, general and administrative expenses														131.2		133.3		37.8
Acquisition and integration costs														0.0		0.0		0.0
Restructuring charges and other, net														0.4		3.3		0.4
Goodwill impairment charge														0.0
Operating income														79.4		73.3		6.7
Intercompany interest, net														(0.1)		(0.4)		(0.6)
Interest expense														0.0		0.1		0.3
Amortization of debt issuance costs														0.0		0.0		0.0
Loss on early extinguishment of debt																0.0		0.0
Foreign currency losses (gains), net														(0.6)		(0.1)		1.3
Miscellaneous, net														(0.1)		(8.2)		(11.5)
Other expenses, net														(0.8)		(8.6)		(10.5)
Income from continuing operations before income taxes														80.2		81.9		17.2
Provision for income taxes														36.2		(8.4)		0.3
Income from continuing operations, net of taxes														44.0		90.3		16.9
(Loss) income from discontinued operations, net of taxes														0.0		0.0		0.0
Equity in income (loss) of subsidiaries														43.1		1.5		24.6
Net income														87.1		91.8		41.5
Other comprehensive (loss) income														(1.5)		9.3		16.7
Total comprehensive income (loss)														85.6		101.1		58.2
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales														730.7		771.5		626.6
Cost of sales														278.6		279.3		256.3
Gross profit														452.1		492.2		370.3
Selling, general and administrative expenses														367.3		399.8		267.7
Acquisition and integration costs														0.9		0.0		1.2
Restructuring charges and other, net														3.5		15.1		3.1
Goodwill impairment charge														0.0
Operating income														80.4		77.3		98.3
Intercompany interest, net														8.3		8.4		6.2
Interest expense														0.8		0.7		0.6
Amortization of debt issuance costs														0.0		0.0		0.0
Loss on early extinguishment of debt																0.0		0.0
Foreign currency losses (gains), net														15.9		28.2		(0.8)
Miscellaneous, net														54.7		57.4		14.9
Other expenses, net														79.7		94.7		20.9
Income from continuing operations before income taxes														0.7		(17.4)		77.4
Provision for income taxes														2.2		3.8		8.4
Income from continuing operations, net of taxes														(1.5)		(21.2)		69.0
(Loss) income from discontinued operations, net of taxes														(3.2)		1.1		(30.7)
Equity in income (loss) of subsidiaries														0.0		0.0		0.0
Net income														(4.7)		(20.1)		38.3
Other comprehensive (loss) income														(18.8)		(15.8)		10.2
Total comprehensive income (loss)														(23.5)		(35.9)		48.5
Consolidated [Member]
Condensed Income Statements, Captions [Line Items]
Net sales														1,914.3		1,941.0		1,494.7
Cost of sales														667.8		668.3		545.1
Gross profit														1,246.5		1,272.7		949.6
Selling, general and administrative expenses														993.5		999.7		723.6
Acquisition and integration costs														8.0		6.4		25.4
Restructuring charges and other, net														10.5		21.3		3.5
Goodwill impairment charge														9.7
Operating income														224.8		245.3		197.1
Intercompany interest, net														0.0		0.0		4.8
Interest expense														83.3		84.4		73.8
Amortization of debt issuance costs														5.7		5.5		3.5
Loss on early extinguishment of debt																2.0		29.7
Foreign currency losses (gains), net														15.7		25.0		3.7
Miscellaneous, net														0.4		1.2		1.0
Other expenses, net														105.1		118.1		116.5
Income from continuing operations before income taxes														119.7		127.2		80.6
Provision for income taxes														54.4		81.2		48.6
Income from continuing operations, net of taxes														65.3		46.0		32.0
(Loss) income from discontinued operations, net of taxes														(3.2)		1.3		(30.4)
Equity in income (loss) of subsidiaries														0.0		0.0		0.0
Net income														62.1		47.3		1.6
Other comprehensive (loss) income														(2.1)		(93.4)		58.4
Total comprehensive income (loss)														60.0		(46.1)		60.0
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(13.9)			(49.9)						(14.2)		(92.0)		(206.2)		(188.4)		(195.2)
Cost of sales	(13.9)			(49.9)						(14.2)		(92.0)		(206.2)		(188.4)		(195.2)
Gross profit	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Selling, general and administrative expenses	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Acquisition and integration costs	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Restructuring charges and other, net	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Goodwill impairment charge														0.0
Operating income	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Intercompany interest, net	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Interest expense	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Amortization of debt issuance costs	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Loss on early extinguishment of debt																0.0		0.0
Foreign currency losses (gains), net	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Miscellaneous, net	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Other expenses, net	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Income from continuing operations before income taxes	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Provision for income taxes	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Income from continuing operations, net of taxes	0.0			0.0						0.0		0.0		0.0		0.0		0.0
(Loss) income from discontinued operations, net of taxes	0.0			0.0						0.0		0.0		0.0		0.0		0.0
Equity in income (loss) of subsidiaries	9.0			(58.5)						20.3		(38.1)		(82.4)		(71.7)		(79.8)
Net income	9.0			(58.5)						20.3		(38.1)		(82.4)		(71.7)		(79.8)
Other comprehensive (loss) income	8.5			0.0						15.7		16.1		20.3		6.5		(26.9)
Total comprehensive income (loss)	$ 17.5			$ (58.5)						$ 36.0		$ (22.0)		$ (62.1)		$ (65.2)		$ (106.7)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	See Note 13, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the six months ended June 30, 2016.
[3]	See Note 17, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive loss during each of 2015, 2014 and 2013.